Impact Shares NAACP Minority Empowerment ETF Schedule of Investments September 30, 2021 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.2%
Communication Services— 13.3%
Alphabet, Cl A*	344	$919,691
Alphabet, Cl C*	326	868,891
AT&T	14,398	388,890
Electronic Arts	569	80,940
Facebook, Cl A*	4,833	1,640,272
Twitter*	1,564	94,450
Verizon Communications	8,295	448,013

		4,441,147

Consumer Discretionary— 10.9%
Amazon.com*	53	174,107
Aptiv PLC *	423	63,014
Autoliv	116	9,944
Dollar Tree*	355	33,981
DR Horton	510	42,825
eBay	1,016	70,784
Floor & Decor Holdings, Cl A*	153	18,481
Ford Motor	6,262	88,670
Gap	303	6,878
General Motors*	2,038	107,423
Hilton Worldwide Holdings*	433	57,204
Home Depot	1,683	552,462
Las Vegas Sands*	509	18,629
Lear	82	12,831
Lowe’s	1,109	224,972
Marriott International, Cl A*	415	61,457
McDonald’s	1,172	282,581
MercadoLibre*	72	120,917
NIKE, Cl B	1,990	289,008
NVR*	5	23,970
Royal Caribbean Cruises*	343	30,510
Target	776	177,525
Tesla*	1,242	963,146
TJX	1,880	124,042
VF	504	33,763
Yum! Brands	461	56,385

		3,645,509

Consumer Staples— 3.9%
Archer-Daniels-Midland	876	52,569
Bunge	214	17,402
Campbell Soup	296	12,376
Clorox	188	31,135
Coca-Cola	6,103	320,224
Constellation Brands, Cl A	262	55,201
Hormel Foods	419	17,179
J M Smucker	165	19,805
Kellogg	380	24,290
Kimberly-Clark	521	69,001
Kraft Heinz	1,010	37,188
Kroger	1,190	48,112
Molson Coors Beverage, Cl B	285	13,218
Mondelez International, Cl A	2,197	127,821
PepsiCo	2,158	324,585
Sysco	803	63,035
Tyson Foods, Cl A	452	35,681
Walgreens Boots Alliance	1,114	52,414

		1,321,236

Energy— 0.0%
DT Midstream	186	8,601

Financials— 9.3%
American Express	1,009	169,038
Aon PLC, Cl A	353	100,877
Bank of America	12,125	514,706
Bank of New York Mellon	1,288	66,770

Description	Shares	Fair Value

Charles Schwab	2,407	$175,326
Citigroup	3,332	233,840
Hannon Armstrong Sustainable Infrastructure Capital‡	1,873	100,168
Huntington Bancshares	2,302	35,589
JPMorgan Chase	4,825	789,804
MetLife	1,180	72,841
Moody’s	248	88,067
Morgan Stanley	2,371	230,722
Nasdaq	175	33,779
PNC Financial Services Group	679	132,840
Prudential Financial	626	65,855
Regions Financial	1,507	32,114
S&P Global	374	158,909
Synchrony Financial	848	41,450
Travelers	388	58,980

		3,101,675

Health Care— 11.8%
Abbott Laboratories	2,760	326,039
AbbVie	2,749	296,535
Agilent Technologies	468	73,724
AstraZeneca PLC ADR	730	43,844
Baxter International	782	62,896
Becton Dickinson	450	110,619
Biogen*	236	66,786
Boston Scientific*	2,220	96,326
Bristol-Myers Squibb	3,506	207,450
Cigna	540	108,086
CVS Health	2,085	176,933
Edwards Lifesciences*	967	109,474
Gilead Sciences	1,978	138,163
Illumina*	228	92,479
Laboratory Corp of America Holdings*	150	42,216
Medtronic PLC	2,100	263,235
Merck	3,984	299,238
Perrigo PLC	188	8,898
Pfizer	8,855	380,854
Quest Diagnostics	197	28,626
ResMed	227	59,826
Teleflex	71	26,735
Thermo Fisher Scientific	610	348,511
UnitedHealth Group	1,475	576,342

		3,943,835

Industrials— 8.1%
3M	917	160,860
AMETEK	360	44,644
Boeing*	860	189,148
Booz Allen Hamilton Holding, Cl A	200	15,870
Carrier Global	1,269	65,684
CSX	3,553	105,666
Cummins	231	51,873
Deere	491	164,519
Delta Air Lines*	1,000	42,610
Eaton PLC	625	93,319
Emerson Electric	947	89,207
Expeditors International of Washington	258	30,735
FedEx	385	84,427
General Electric	1,769	182,260
Honeywell International	1,099	233,296
Howmet Aerospace	600	18,720
IHS Markit	576	67,173
Illinois Tool Works	452	93,397
JB Hunt Transport Services	126	21,070
Kansas City Southern	139	37,619
Nordson	81	19,290
Rockwell Automation	178	52,339

Impact Shares NAACP Minority Empowerment ETF Schedule of Investments September 30, 2021 (Unaudited)

Description	Shares	Fair Value

Southwest Airlines*	931	$47,881
Stanley Black & Decker	250	43,828
Uber Technologies*	5,338	239,142
Union Pacific	1,041	204,047
United Airlines Holdings*	500	23,785
United Parcel Service, Cl B	1,132	206,137
United Rentals*	114	40,006
WW Grainger	67	26,335
Xylem	275	34,012

		2,728,899

Information Technology— 34.7%
Accenture PLC, Cl A	2,256	721,740
Apple	12,757	1,805,115
Automatic Data Processing	663	132,547
Cisco Systems	3,047	165,848
Dell Technologies, Cl C*	889	92,492
Enphase Energy*	3,254	488,002
First Solar*	2,543	242,755
HP	4,316	118,086
Intel	14,533	774,318
Mastercard, Cl A	1,365	474,583
Microsoft	6,449	1,818,102
NVIDIA	8,780	1,818,865
PayPal Holdings*	1,825	474,883
QUALCOMM	4,049	522,240
salesforce.com*	3,267	886,076
SolarEdge Technologies*	1,244	329,934
Visa, Cl A	2,639	587,837
Workday, Cl A*	667	166,677

		11,620,100

Materials— 1.7%
Albemarle	146	31,970
CF Industries Holdings	327	18,253
DuPont de Nemours	841	57,179
Eastman Chemical	211	21,256
Ecolab	387	80,736
FMC	196	17,946
Freeport-McMoRan, Cl B	2,343	76,218
International Flavors & Fragrances	388	51,883
Martin Marietta Materials	94	32,118
Mosaic	528	18,860
Newmont	1,230	66,789
PPG Industries	369	52,771
Vulcan Materials	202	34,170

		560,149

Real Estate— 1.4%
AvalonBay Communities‡	211	46,766
Crown Castle International‡	663	114,911
Equinix‡	135	106,667
Equity Residential‡	524	42,402
Healthpeak Properties‡	802	26,851
Iron Mountain‡	433	18,814
Regency Centers‡	234	15,755
Ventas‡	566	31,249
Welltower‡	642	52,901

		456,316

Utilities— 4.1%
AES	1,012	23,104
Alliant Energy	374	20,936
American Electric Power	772	62,671
American Water Works	273	46,148
Atlantica Sustainable Infrastructure PLC	2,634	90,899
Avangrid	89	4,325
CMS Energy	438	26,162
Consolidated Edison	521	37,819

Description	Shares	Fair Value

Dominion Energy	1,232	$89,961
DTE Energy	293	32,731
Duke Energy	1,192	116,327
Edison International	574	31,840
Entergy	302	29,992
Eversource Energy	524	42,842
Exelon	1,518	73,380
FirstEnergy	821	29,244
NextEra Energy	3,029	237,837
NiSource	572	13,860
NRG Energy	363	14,821
OGE Energy	285	9,394
PPL	1,174	32,731
Public Service Enterprise Group	773	47,076
Sempra Energy	492	62,238
Southern	1,641	101,693
WEC Energy Group	480	42,336
Xcel Energy	825	51,563

		1,371,930

Total Common Stock (Cost $28,228,261)		33,199,397

SHORT-TERM INVESTMENT — 0.8%
Invesco Government & Agency, Cl Institutional, 0.026% (A)	258,140	258,140

Total Short-Term Investment (Cost $258,140)		258,140

Total Investments - 100.0% (Cost $28,486,401)		$33,457,537

Percentages are based on Net Assets of $33,466,270.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Rate shown represents the 7-day effective yield as of September 30, 2021.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

As of September 30, 2021, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. generally accepted accounting principles.

For the period ended September 30, 2021, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

IMP-QH-001-0700